WCM Mid Cap Quality Value Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.8%
	COMMUNICATIONS — 4.7%
409	GoDaddy, Inc. - Class A*	$48,540
	CONSUMER DISCRETIONARY — 13.9%
358	CarMax, Inc.*	31,185
471	Masco Corp.	37,153
61	Pool Corp.	24,614
348	Wyndham Hotels & Resorts, Inc.	26,709
597	YETI Holdings, Inc.*	23,014
		142,675
	FINANCIALS — 7.5%
585	Brown & Brown, Inc.	51,211
17	Markel Group, Inc.*	25,865
		77,076
	HEALTH CARE — 8.9%
42	Chemed Corp.	26,961
100	Molina Healthcare, Inc.*	41,083
171	Zimmer Biomet Holdings, Inc.	22,568
		90,612
	INDUSTRIALS — 19.4%
62	EMCOR Group, Inc.	21,712
323	Graco, Inc.	30,188
116	IDEX Corp.	28,306
159	Landstar System, Inc.	30,649
1,110	R1 RCM, Inc.*	14,297
151	SiteOne Landscape Supply, Inc.*	26,357
81	Tetra Tech, Inc.	14,961
75	Watsco, Inc.	32,398
		198,868
	MATERIALS — 15.3%
292	Ashland, Inc.	28,432
308	Ball Corp.	20,747
100	Carlisle Cos., Inc.	39,185
1,505	Element Solutions, Inc.	37,595
312	Trex Co., Inc.*	31,122
		157,081
	REAL ESTATE — 5.3%
246	CBRE Group, Inc. - Class A*	23,921
156	Jones Lang LaSalle, Inc.*	30,434
		54,355

WCM Mid Cap Quality Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY — 21.8%
250	Booz Allen Hamilton Holding Corp.	$37,110
182	CDW Corp.	46,552
334	Entegris, Inc.	46,941
222	MKS Instruments, Inc.	29,526
197	PTC, Inc.*	37,221
87	Zebra Technologies Corp. - Class A*	26,225
		223,575
	TOTAL COMMON STOCKS
	(Cost $747,060)	992,782

Principal Amount
	BANK DEPOSIT INVESTMENTS — 4.8%
$49,790	UMB Bank, Money Market Special II, 5.18%[1]	49,790
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $49,790)	49,790
	TOTAL INVESTMENTS — 101.6%
	(Cost $796,850)	1,042,572
	Liabilities in Excess of Other Assets — (1.6)%	(16,923)
	TOTAL NET ASSETS — 100.0%	$1,025,649

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.